Recent Real Estate Transactions (Acquisitions of Properties) (Detail) - Residential Properties [Member] - Sixty Five Dubos Model Homes [Member]	Dec. 31, 2016 USD ($)
Real Estate Properties [Line Items]
Land	$ 3,535,293
Buildings and Other	20,132,242
Total Purchase Price	$ 23,667,535